UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for: Wells Fargo Managed Account CoreBuilder Shares – Series M

Date of reporting period: December 31, 2017

ITEM 1. REPORT TO STOCKHOLDERS

Annual Report

December 31, 2017

Wells Fargo Managed Account

∎	Wells Fargo Managed Account CoreBuilder® Shares – Series M

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The views expressed and any forward-looking statements are as of December 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Managed Account CoreBuilder Shares – Series M	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA®, CPA

Robert J. Miller

Average annual total returns (%) as of December 31, 2017

	Inception date	1 year	5 year	Since inception
Wells Fargo Managed Account CoreBuilder Shares – Series M	4-14-2008	7.02	4.37	7.26
Bloomberg Barclays Municipal Bond Index[1]	–	5.45	3.02	4.47

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-888-877-9275.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Wells Fargo Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

Please see footnotes on page 3.

Performance highlights (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	3

Growth of $10,000 investment as of December 31, 2017[2]

[1]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[2]	The chart compares the performance of the Fund since inception with the Bloomberg Barclays Municipal Bond Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

[3]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

[4]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

4	Wells Fargo Managed Account CoreBuilder Shares – Series M	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

∎	The Fund outperformed its benchmark, the Bloomberg Barclays Municipal Bond Index, for the 12-month period that ended December 31, 2017.

∎	Credit and individual security selection were key contributors to performance.

∎	An underweight to the long end of the yield curve detracted from results. Meanwhile, duration positioning and sector allocation were modest contributors to results.

Municipal bond returns were strong in 2017.

Municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, returned 5.45% during 2017, outperforming Treasuries, mortgages, and agencies but underperforming corporate bonds and equities. This marks the third consecutive year of positive returns for municipal bonds. Supply was strong last year at $439 billion but slightly lower than 2016 levels. Net new issuance and fund flows were positive at $64 billion and $24 billion, respectively.

The municipal yield curve flattened substantially during 2017 and credit spreads tightened. Short-term municipal bonds underperformed and longer-term bonds outperformed as investors sought to earn income by going further out the yield curve and further down in credit quality. In the first half of the year, municipal yields generally followed Treasury yields lower. Potential tax-law changes increased volatility in the fourth quarter as both issuers and investors anticipated tax-law changes. Supply reached record levels in December as issuers pushed advanced refundings and private activity bonds into the market over concerns that both would be disallowed in the new legislation. On the demand side, investors put money to work in anticipation of a dearth of supply based on anticipated changes. While the private activity bond push turned out to be premature because they were not part of the final tax bill, advanced refundings were disallowed going forward and will affect the supply side of the market.

Credit quality as of December 31, 2017[3]

Credit and security selection were key to the Fund’s outperformance.

The Fund’s credit allocation helped results because we underweighted high-quality AAA-rated and AA-rated bonds, which underperformed, and overweighted lower- rated investment-grade bonds, which outperformed. Our modest high-yield exposure also contributed to results because high-yield municipal bonds outperformed investment-grade bonds by a wide margin.

Security selection, often the largest contributor of performance, again helped drive positive results. Rigorous credit analysis by our research team sought to identify credits that could benefit the Fund by recognizing opportunities and avoiding pitfalls. Relative-value trading also sought to enhance performance as we optimized buys and sells in certain issuers. Exposure to a number of Illinois issuers aided performance as many names in the state rallied when the state passed its first budget in three years. As a result, Met Pier, Chicago Sales Tax, and city of Chicago general obligation bonds were among the best performers in the Fund. Other top performers include the New Jersey Economic Development Authority; the state of Washington; Pennsylvania Bridges; and Wyandotte County, Kansas. Bonds that detracted from performance included Virgin Island Gross Receipts Tax bonds and Ohio State Air Quality Development Authority bonds. The basis trade, used to hedge some longer-dated bonds and manage duration, was neutral to overall performance.

The Fund’s overall duration positioning aided performance because the Fund was neutral to slightly long for most of the year. Our yield-curve positioning benefited results because the municipal curve flattened. However, this was offset by a moderate underweight to the long end of the yield curve, which outperformed.

Please see footnotes on page 3.

Performance highlights (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	5

We believe municipal market performance may be strong early in the year but moderate as 2018 unfolds.

We believe strong supply/demand technical factors will aid municipal bonds early in the year but will moderate as the year progresses. Supply is likely to be constrained due to two factors: advanced refundings are no longer allowed under the new tax law, which is estimated to potentially cause a 15% to 20% reduction in supply, and a number of new deals were issued in the fourth quarter of 2017 rather than 2018 in anticipation of tax-law changes. On the demand side of the equation, individual investor demand is expected to remain robust as investors look to shield more income from taxes as a result of the $10,000 cap on state and local tax deduction. Meanwhile, corporate and/or crossover demand is likely to decline as the drop in the corporate tax rate from 35% to 21% makes municipal debt a less attractive alternative to taxable bonds.

We believe the drivers above are temporary and will largely dissipate by year-end in the face of higher Treasury yields driven by a strengthening economy and continued monetary policy tightening. In general and over longer periods, municipal returns primarily are driven by the level and direction of interest rates, and supply and demand considerations that are unique to the municipal bond market. We expect these traditional drivers will prevail in the longer term. Tax reform and an expansionary fiscal policy may result in increased economic growth and higher inflation. We believe the Federal Reserve may raise the federal funds rate two or three times in 2018.

While improvements in the economy are supportive of lower-rated municipal debt, we are cautious on a valuation basis and see fewer opportunities going forward. We continue to favor BBB-rated and A-rated credits, but rich valuations will temper the selection process.

In our view, opportunities in municipals remain solid. We will continue to manage interest-rate and credit risk and position the Fund along the yield curve in a barbell manner that includes bonds with maturities in steeper parts of the yield curve, and we will tap our experienced research team to uncover municipal bonds with strong relative values from among the many municipal bond issuers.

Effective maturity distribution as of December 31, 2017[4]

Please see footnotes on page 3.

6	Wells Fargo Managed Account CoreBuilder Shares – Series M	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 7-1-2017	Ending account value 12-31-2017	Expenses paid during the period¹		Annualized net expense ratio
Actual	$1,000.00	$1,037.35	$0.00	*	0.00	%*
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	*	0.00	%*

[1]	Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

*	Generally, no ordinary operating fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Portfolio of investments—December 31, 2017	Wells Fargo Managed Account CoreBuilder Shares – Series M	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.39%

Alabama: 1.12%
Alabama Federal Aid Highway Finance Authority Series A (Miscellaneous Revenue)	5.00%	9-1-2035	$3,250,000	$3,890,315
Alabama State University General Tuition and Fee (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	8-1-2032	1,500,000	1,464,135
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	1,350,000	983,907
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	545,000	563,961

				6,902,318

Arizona: 3.39%
City of San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2038	1,200,000	1,365,696
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	650,000	689,637
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A (Education Revenue) 144A	4.90	6-15-2028	570,000	573,842
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A (Education Revenue) 144A	5.75	6-15-2038	1,000,000	1,024,860
Maricopa County AZ IDA Horizon Community Learning Center Project (Education Revenue)	5.00	7-1-2035	3,000,000	3,083,280
Maricopa County AZ IDA Senior Living Facility Series 2016 (Health Revenue) 144A	6.00	1-1-2048	1,250,000	1,284,062
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.00	7-1-2032	600,000	685,194
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.25	7-1-2032	305,000	343,095
Pima County AZ IDA Educational Facility Charter School Project Series R (Education Revenue)	2.88	7-1-2021	810,000	814,155
Pima County AZ IDA Educational Facility Desert Heights Charter School (Education Revenue)	7.00	5-1-2034	1,000,000	1,097,600
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	995,000	1,012,860
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	6.75	12-15-2033	1,120,000	1,234,890
Pima County AZ IDA Paideia Academies Project (Education Revenue) 144A	5.00	7-1-2025	755,000	788,552
Pima County AZ IDA Paideia Academies Project (Education Revenue) 144A	6.00	7-1-2035	1,025,000	1,079,253
Pima County AZ IDA Paideia Academies Project (Education Revenue) 144A	6.13	7-1-2045	1,000,000	1,037,960
Salt Verde Financial Corporation (Utilities Revenue, Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,055,000	2,512,792
Tempe AZ IDA Mirabella ASU Project Series A (Health Revenue) 144A	6.13	10-1-2047	1,400,000	1,441,762
Verrado AZ Community Facilities District #1 (GO Revenue) 144A	5.00	7-15-2022	500,000	522,435
Yavapai County AZ IDA Business & Equine Center Project (Education Revenue) 144A	4.63	3-1-2022	330,000	341,273

				20,933,198

California: 1.86%
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	1,000,000	1,149,230
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Education Revenue)	7.13	8-1-2043	1,000,000	1,115,130
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project (Industrial Development Revenue) 144A	8.00	7-1-2039	1,430,000	1,612,640
California PCFA Water Furnishing Poseidon Resources LP Desalination Project (Water & Sewer Revenue) 144A	5.00	7-1-2027	985,000	991,274
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	250,000	264,740

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—December 31, 2017

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	4.75%	10-1-2024	$415,000	$439,759
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	5.63	10-1-2034	575,000	625,818
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	100,000	111,202
California Various Purposes (GO Revenue)	6.00	4-1-2038	200,000	210,846
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2029	500,000	341,900
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	130,000	89,079
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	70,000	44,447
Hawthorne CA School District CAB Series C (GO Revenue, National Insured) ¤	0.00	11-1-2025	100,000	80,254
Los Angeles CA DW&P Series A (Water & Sewer Revenue)	5.00	7-1-2039	500,000	581,665
Palo Alto CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	4.00	9-2-2020	240,000	252,962
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2024	450,000	515,128
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	150,000	165,117
San Diego CA Public Financing Authority Capital Improvement Project Series B (Miscellaneous Revenue)	5.00	10-15-2029	500,000	597,260
University of California Regents Medical Center Prerefunded Bond Series J (Health Revenue)	5.25	5-15-2038	780,000	914,878
University of California Regents Medical Center Unrefunded Bond Series J (Health Revenue)	5.25	5-15-2038	220,000	255,235
University of California Series AI (Education Revenue)	5.00	5-15-2038	1,000,000	1,139,890

				11,498,454

Colorado: 2.10%
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	200,000	214,028
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	250,000	267,815
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.63	12-1-2040	260,000	279,406
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A (Education Revenue)	6.00	12-15-2037	1,500,000	1,493,040
Colorado ECFA Charter School Community Leadership Academy Second Campus Project (Education Revenue)	7.00	8-1-2033	485,000	552,657
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	1,000,000	1,324,990
Colorado Health Facilities Authority Catholic Health Initiative Series 2009-A (Health Revenue)	5.00	7-1-2039	4,000,000	4,120,200
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016 (Industrial Development Revenue)	5.00	12-1-2033	2,500,000	2,882,025
Regents of the University of Colorado Certificate of Participation Series 2013-A (Education Revenue)	5.00	11-1-2028	1,000,000	1,141,170
Southlands CO Metropolitan District #1 Series A-2 (GO Revenue)	5.00	12-1-2047	650,000	699,972

				12,975,303

Connecticut: 0.62%
Hamden CT (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-15-2024	450,000	519,687
Hamden CT (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-15-2025	275,000	321,612
Hartford CT (GO Revenue)	5.00	4-1-2024	1,000,000	987,920
Hartford CT (GO Revenue)	5.00	4-1-2028	2,055,000	2,028,038

				3,857,257

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017	Wells Fargo Managed Account CoreBuilder Shares – Series M	9

Security name	Interest rate	Maturity date	Principal	Value

Delaware: 0.25%
Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00%	9-1-2045	$1,500,000	$1,519,980

District of Columbia: 0.06%
District of Columbia Association of American Medical Colleges Series A (Miscellaneous Revenue)	5.00	10-1-2024	270,000	311,051
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	40,000	43,231

				354,282

Florida: 3.38%
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	500,000	552,470
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	1,000,000	1,170,330
Florida Development Finance Corporation Surface Brightline Passenger Rail Project (Transportation Revenue) 144A	5.63	1-1-2047	1,000,000	1,041,480
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	249,982
Miami-Dade County FL IDA Aspira Florida Project Series 2016-A (Education Revenue) 144A	5.75	11-1-2036	2,000,000	2,056,960
Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015-A (Education Revenue) 144A	5.75	9-15-2035	1,500,000	1,537,320
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	5-1-2031	3,000,000	3,538,230
Miami-Dade County FL Seaport AMT Series B (Airport Revenue)	6.00	10-1-2033	1,000,000	1,187,930
Orange County FL Health Facilities Authority Nemours Foundaton Series B (Health Revenue, Northern Trust Company LOC) ø	1.78	1-1-2039	9,580,000	9,580,000

				20,914,702

Georgia: 0.90%
Atlanta GA Development Authority Senior Health Georgia Proton Treatment Center Series A-1 (Health Revenue)	6.00	1-1-2023	1,500,000	1,527,225
Atlanta GA Development Authority Senior Health Georgia Proton Treatment Center Series A-1 (Health Revenue)	7.00	1-1-2040	2,000,000	2,099,640
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Industrial Development Revenue, Ambac Insured)	5.00	1-1-2027	50,000	55,949
Fulton County GA Development Authority Hospital WellStar Health System Series A (Health Revenue)	5.00	4-1-2042	1,000,000	1,157,750
Washington GA Wilkes Payroll Development Authority Subordinate Series C (Health Revenue) ¤	0.00	12-1-2021	815,000	752,221

				5,592,785

Guam: 0.51%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	365,000	388,605
Guam Government Limited Obligation Bonds Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,069,780
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2021	550,000	603,015
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2022	500,000	559,960
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	537,765

				3,159,125

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—December 31, 2017

Security name	Interest rate	Maturity date	Principal	Value

Idaho: 0.32%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38%	6-1-2040	$100,000	$102,405
Idaho Housing & Finance Association Idaho Arts Charter School Series A (Education Revenue) 144A	5.00	12-1-2036	1,000,000	1,084,850
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	500,000	511,180
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	250,000	251,980

				1,950,415

Illinois: 21.79%
Bureau County IL Township High School District #502 Series A (GO Revenue, Build America Mutual Assurance Company Insured)	6.25	12-1-2033	750,000	930,637
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (Miscellaneous Revenue, National Insured)	6.00	1-1-2020	135,000	138,968
Chicago IL Board of Education Series A (GO Revenue)	5.00	1-1-2020	950,000	951,776
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.25	12-1-2021	2,555,000	2,775,164
Chicago IL Board of Education Series C (GO Revenue)	5.25	12-1-2025	1,000,000	1,009,500
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00	12-1-2022	375,000	380,370
Chicago IL CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2027	6,000,000	4,280,460
Chicago IL CAB Series A (GO Revenue, National Insured)	5.59	1-1-2023	570,000	570,804
Chicago IL City Colleges Capital Improvement Project CAB (GO Revenue, National Insured) ¤	0.00	1-1-2031	800,000	478,776
Chicago IL Emergency Telephone System Project (GO Revenue, National Insured)	5.50	1-1-2023	555,000	601,714
Chicago IL Library Project Series D (GO Revenue)	5.00	1-1-2021	440,000	450,344
Chicago IL Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2019	1,135,000	1,071,588
Chicago IL Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2030	11,000,000	6,470,420
Chicago IL Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (Tax Revenue, National Insured) ¤	0.00	6-15-2029	1,950,000	1,236,280
Chicago IL Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B-1 (Tax Revenue, AGM Insured) ¤	0.00	6-15-2027	5,150,000	3,741,423
Chicago IL Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B (Tax Revenue)	5.00	12-15-2028	3,000,000	3,231,300
Chicago IL Modern Schools Across Chicago Program Series A (GO Revenue)	4.00	12-1-2018	445,000	452,423
Chicago IL O’Hare International Airport (Airport Revenue)	5.00	1-1-2035	2,350,000	2,473,469
Chicago IL O’Hare International Airport AMT Senior Lien Series C (Airport Revenue)	5.50	1-1-2044	1,000,000	1,128,510
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D (Airport Revenue)	5.75	1-1-2043	1,500,000	1,746,705
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	1,000,000	1,139,450
Chicago IL Park District Limited Tax Park Bonds Series 2016-A (GO Revenue)	5.00	1-1-2030	1,000,000	1,132,870
Chicago IL Park District Limited Tax Park Bonds Series 2016-A (GO Revenue)	5.00	1-1-2031	1,000,000	1,124,580
Chicago IL Park District Limited Tax Park Bonds Series 2016-A (GO Revenue)	5.00	1-1-2032	1,225,000	1,371,204
Chicago IL Park District Limited Tax Park Bonds Series 2016-A (GO Revenue)	5.00	1-1-2035	1,000,000	1,106,750
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016-A (GO Revenue)	5.00	11-15-2028	1,655,000	1,916,540
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016-E (GO Revenue)	5.00	11-15-2029	1,735,000	1,988,796
Chicago IL Refunding Bond (Tax Revenue)	5.00	1-1-2019	705,000	719,199
Chicago IL Sales Tax (Tax Revenue)	5.00	1-1-2031	4,525,000	5,413,484
Chicago IL Sales Tax (Tax Revenue)	5.00	1-1-2032	850,000	1,016,898
Chicago IL Sales Tax (Tax Revenue)	5.00	1-1-2033	2,785,000	3,331,835

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017	Wells Fargo Managed Account CoreBuilder Shares – Series M	11

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00%	1-1-2025	$1,775,000	$1,891,191
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2030	2,250,000	2,691,787
Chicago IL Series A (GO Revenue)	4.00	1-1-2020	560,000	560,644
Chicago IL Series A (GO Revenue)	5.25	1-1-2021	800,000	801,616
Chicago IL Series A (GO Revenue)	5.25	1-1-2026	525,000	525,924
Chicago IL Series A (GO Revenue)	6.00	1-1-2038	2,500,000	2,888,900
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	1,300,000	1,422,928
Chicago IL Series C (GO Revenue) ¤	0.00	1-1-2021	610,000	543,217
Chicago IL Series C (GO Revenue)	4.00	1-1-2021	750,000	779,182
Chicago IL Series C (GO Revenue, National Insured)	5.00	1-1-2029	895,000	896,262
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014 (Water & Sewer Revenue)	5.00	1-1-2025	595,000	676,973
Chicago IL Wastewater Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2027	1,000,000	1,098,070
Chicago IL Water Revenue Refunding Bond Second Lien (Water & Sewer Revenue)	5.00	11-1-2025	2,600,000	3,081,754
Chicago IL Water Revenue Second Lien Project (Water & Sewer Revenue)	5.00	11-1-2026	2,055,000	2,367,216
Chicago IL Waterworks Second Lien (Water & Sewer Revenue)	5.00	11-1-2030	1,000,000	1,102,460
Chicago IL Waterworks Second Lien Revenue Bonds Series 2004 (Water & Sewer Revenue)	5.00	11-1-2027	2,250,000	2,630,857
Chicago IL Waterworks Second Lien Revenue Bonds Series 2012 (Water & Sewer Revenue)	4.00	11-1-2020	770,000	810,594
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO Revenue, AGM Insured) ¤	0.00	12-1-2025	675,000	522,639
Cook County IL School District #159 CAB (GO Revenue, AGM Insured) ¤	0.00	12-1-2023	615,000	507,406
Cook County IL Series A (GO Revenue)	5.00	11-15-2020	770,000	835,373
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	2,940,000	3,195,398
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A (Education Revenue)	7.13	10-1-2041	200,000	211,296
Illinois Finance Authority Rogers Park Montessori School (Miscellaneous Revenue)	5.00	2-1-2024	505,000	511,959
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	5.00	3-1-2034	500,000	550,755
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	6.00	3-1-2038	400,000	420,584
Illinois Finance Authority Wesleyan University (Education Revenue)	5.00	9-1-2046	2,000,000	2,214,520
Illinois Sales Tax Revenue Build Illinois Bond (Tax Revenue)	5.00	6-15-2029	1,000,000	1,087,660
Illinois Sales Tax Revenue Build Illinois Bond (Tax Revenue)	5.00	6-15-2032	1,560,000	1,690,276
Illinois Sales Tax Revenue Second Series (Tax Revenue, National Insured)	5.75	6-15-2020	1,005,000	1,095,922
Illinois State Series A (GO Revenue)	4.00	9-1-2019	600,000	609,102
Illinois State Series A (Tax Revenue)	4.00	1-1-2029	1,000,000	987,730
Illinois State Series A (Tax Revenue)	5.00	6-1-2019	465,000	479,308
Illinois State Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	1,905,000	2,132,686
Illinois State Series A (Tax Revenue)	5.00	1-1-2027	2,000,000	2,098,760
Illinois State (Miscellaneous Revenue)	5.00	2-1-2021	3,000,000	3,154,320
Illinois State (GO Revenue, AGM Insured)	5.00	1-1-2023	820,000	866,207
Illinois State (Tax Revenue)	5.00	6-15-2024	1,000,000	1,136,450
Illinois State (Miscellaneous Revenue)	5.00	5-1-2025	870,000	937,825
Illinois State (GO Revenue, AGM Insured)	5.00	4-1-2026	1,130,000	1,274,233
Illinois State (Miscellaneous Revenue)	5.50	7-1-2025	1,250,000	1,379,237
Illinois State (Miscellaneous Revenue)	5.50	7-1-2038	1,000,000	1,083,580
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, AGM Insured)	5.25	6-15-2031	2,500,000	2,790,325
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2028	1,500,000	1,667,280
Illinois Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	1.80	1-1-2031	5,000,000	5,000,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—December 31, 2017

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois Toll Highway Authority Toll Senior Series B (Transportation Revenue)	5.00%	1-1-2039	$1,000,000	$1,144,360
Illinois University Certificates Participation Capital Improvement Project (Miscellaneous Revenue)	4.25	4-1-2020	715,000	738,009
Kane, Cook & DuPage Counties IL Series A (GO Revenue)	5.00	1-1-2034	1,000,000	1,142,560
Kane, Cook & DuPage Counties IL Series D (GO Revenue)	5.00	1-1-2034	1,700,000	1,942,352
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	75,000	72,886
Railsplitter IL Tobacco Settlement Authority (Tobacco Revenue)	5.00	6-1-2024	3,000,000	3,411,210
Village Bolingbrook IL (GO Revenue, AGM Insured)	5.00	1-1-2031	500,000	564,355
Will County IL Lincoln-Way Community High School District #210 CAB Series B (GO Revenue) ¤	0.00	1-1-2028	450,000	279,018
Will County IL Lincoln-Way Community High School District #210 Series A (GO Revenue, AGM Insured)	5.00	1-1-2027	4,000,000	4,370,440
Will County IL Lincoln-Way Community High School District #210 CAB Series B (GO Revenue) ¤	0.00	1-1-2033	1,625,000	736,093
Will County IL Lincoln-Way Community High School District #210 Series A (GO Revenue)	5.00	1-1-2030	1,000,000	992,880
Will County IL Lincoln-Way Communty High School District #210 CAB Series B (GO Revenue) ¤	0.00	1-1-2027	940,000	615,155
Winnebago County IL Series A (GO Revenue, AGM Insured)	4.00	12-30-2025	1,035,000	1,159,562

				134,761,523

Indiana: 3.89%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	1,000,000	1,093,200
Indiana Finance Authority Series M (Miscellaneous Revenue)	5.00	7-1-2029	605,000	681,532
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C (Health Revenue)	4.00	11-1-2034	5,360,000	5,695,697
Indiana Finance Authority Wastewater Utility Project Series A (Water & Sewer Revenue)	5.25	10-1-2031	1,310,000	1,473,409
Indiana Health & Educational Facility Financing Authority Series 2006-B (Health Revenue)	1.75	11-15-2031	7,000,000	6,925,520
Indianapolis IN Local Public Improvement Series 2015-E (Miscellaneous Revenue)	5.00	1-1-2035	2,675,000	3,173,914
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	2.46	12-1-2044	5,000,000	5,011,350

				24,054,622

Iowa: 0.17%
Coralville IA Certificate of Participation (Miscellaneous Revenue)	4.00	6-1-2020	500,000	522,815
Coralville IA Certificate of Participation (Miscellaneous Revenue)	4.00	6-1-2021	500,000	528,060

				1,050,875

Kansas: 1.06%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	18,005,000	6,541,757

Kentucky: 0.42%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	879,382
Paducah KY Electric Plant (Utilities Revenue, AGM Insured)	5.00	10-1-2035	1,510,000	1,725,719

				2,605,101

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017	Wells Fargo Managed Account CoreBuilder Shares – Series M	13

Security name	Interest rate	Maturity date	Principal	Value

Louisiana: 1.29%
Louisiana Public Facilities Authority Loyola University Project CCAB (Education Revenue) ¤	0.00%	10-1-2031	$2,000,000	$1,732,440
Louisiana Public Facilities Authority Loyola University Project CCAB (Education Revenue) ¤	0.00	10-1-2036	1,775,000	1,520,944
Louisiana Series A (GO Revenue)	5.00	8-1-2026	1,000,000	1,138,580
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	500,000	521,235
Shreveport LA Water & Sewer Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2018	3,000,000	3,064,560

				7,977,759

Maine: 0.06%
Portland ME General Airport (Airport Revenue)	5.00	7-1-2022	150,000	168,804
Portland ME General Airport (Airport Revenue)	5.00	7-1-2023	175,000	200,083

				368,887

Maryland: 0.45%
Maryland Health & Higher Education Washington County Hospital Project (Health Revenue)	5.00	1-1-2019	125,000	125,000
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A (Education Revenue)	5.75	8-1-2033	1,000,000	1,058,510
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A (Education Revenue)	7.00	8-1-2046	1,500,000	1,607,340

				2,790,850

Massachusetts: 1.24%
Massachusetts Development Finance Agency Partners Healthcare Series S-4 (Health Revenue)	5.00	7-1-2038	5,000,000	5,796,450
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	100,000	110,997
Massachusetts School Building Authority Series A (Tax Revenue)	5.00	11-15-2034	1,470,000	1,752,916

				7,660,363

Michigan: 7.01%
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	715,000	771,456
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C (Water & Sewer Revenue)	5.00	7-1-2036	3,560,000	4,033,338
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (Water & Sewer Revenue)	4.00	7-1-2032	4,000,000	4,227,200
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (Water & Sewer Revenue, AGM Insured)	4.00	7-1-2033	4,000,000	4,257,800
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2030	4,000,000	4,526,840
Michigan Finance Authority Local Government Loan Program Series D4 (Water & Sewer Revenue)	5.00	7-1-2029	1,000,000	1,134,260
Michigan Finance Authority Trinity Health Credit Group Series A (Health Revenue)	5.00	12-1-2047	11,000,000	12,124,200
Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue)	8.00	9-1-2021	100,000	90,287
Michigan Public Educational Facilities Authority Landmark Academy Project Series 2010 (Education Revenue)	6.00	6-1-2020	300,000	304,542

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—December 31, 2017

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Strategic Fund Limited Obligation Revenue Bonds Events Center Project Series A (Tax Revenue)	4.13%	7-1-2045	$6,500,000	$6,569,225
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	490,000	502,020
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2020	785,000	786,335
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2021	870,000	871,409
Wayne County MI Airport Series A (Airport Revenue, AGM Insured)	4.00	12-1-2020	1,715,000	1,812,000
Wayne County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	880,000	901,085
Western Michigan University (Education Revenue)	5.25	11-15-2031	400,000	464,164

				43,376,161

Minnesota: 0.08%
Independence MN Charter School Lease Series A (Education Revenue)	4.25	7-1-2026	500,000	492,990

Mississippi: 2.05%
City of Jackson MS Convention Center Series A (Miscellaneous Revenue, Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,507,591
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project (Resource Recovery Revenue) 144A	5.00	2-1-2036	2,000,000	2,050,020
Mississippi Business Finance Corporation Power Company Project 1st Series (Utilities Revenue)	1.63	12-1-2040	6,000,000	5,999,400
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2030	1,000,000	1,105,140

				12,662,151

Missouri: 0.38%
Missouri HEFA (Health Revenue)	1.50	2-1-2018	475,000	474,929
Missouri HEFA (Health Revenue)	5.00	2-1-2021	800,000	862,576
Missouri HEFA (Health Revenue)	5.00	2-1-2022	220,000	241,193
Raymore MO Tax Increment Refunding & Improvement Bond Raymore Galleria Project Series A (Tax Revenue)	4.00	5-1-2020	750,000	755,603

				2,334,301

Nebraska: 1.31%
Central Plains Energy Project Nebraska Gas Project #3 Series A (Utilities Revenue)	5.00	9-1-2042	6,300,000	8,097,327

New Hampshire: 0.74%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2026	1,000,000	1,147,760
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2027	845,000	963,689
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2028	2,170,000	2,467,679

				4,579,128

New Jersey: 6.97%
City of Bayonne NJ School District (GO Revenue, AGM Insured)	5.00	7-15-2021	1,300,000	1,425,398
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	1,490,000	1,585,256
New Jersey EDA Educational Facilities Series AB (Education Revenue)	5.00	6-1-2022	1,875,000	2,048,269

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017	Wells Fargo Managed Account CoreBuilder Shares – Series M	15

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey EDA Hatikvah International Academy Charter School Project Series A (Education Revenue) 144A	5.00%	7-1-2027	$500,000	$514,470
New Jersey EDA Hatikvah International Academy Charter School Project Series A (Education Revenue) 144A	5.25	7-1-2037	1,500,000	1,492,755
New Jersey EDA Police Barracks Project (Miscellaneous Revenue)	5.00	6-15-2020	285,000	301,479
New Jersey EDA Prerefunded Bond (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	45,000	56,134
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2027	3,150,000	3,431,736
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2028	5,000,000	5,429,800
New Jersey EDA School Facilities Construction Project Series PP (Miscellaneous Revenue)	5.00	6-15-2019	1,800,000	1,866,546
New Jersey EDA School Facilities Drew University Series C (Education Revenue, National Insured)	5.25	7-1-2020	2,060,000	2,235,759
New Jersey EDA Student Loan Series 1 (Education Revenue)	5.50	12-1-2021	2,900,000	3,226,743
New Jersey EDA Unrefunded Bond (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	205,000	241,041
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund (Education Revenue)	5.00	6-15-2025	1,000,000	1,110,290
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	2,500,000	1,399,975
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2020	1,600,000	1,694,080
New Jersey TTFA Series A (Transportation Revenue)	5.00	6-15-2029	2,000,000	2,272,600
New Jersey TTFA Series A (Miscellaneous Revenue)	5.25	12-15-2022	600,000	669,558
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2045	1,500,000	1,627,965
New Jersey TTFA Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2021	7,115,000	7,924,331
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2025	2,355,000	2,565,961

				43,120,146

New Mexico: 0.44%
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Series B (1 Month LIBOR +0.75%) (Utilities Revenue, Royal Bank of Canada SPA) ±	1.66	11-1-2039	2,725,000	2,722,629

New York: 4.57%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	6.24	2-1-2047	3,500,000	3,531,115
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	500,000	540,000
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2031	5,000,000	6,019,850
Monroe County NY IDAG Refunding Bond Monroe Community College Association (Education Revenue, AGM Insured)	5.00	1-15-2038	500,000	558,025
Nassau County NY Series F (GO Revenue)	5.00	10-1-2020	150,000	158,788
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	500,000	512,845
New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP (Utilities Revenue)	5.65	10-1-2028	1,500,000	1,493,880
New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP (Utilities Revenue)	5.75	10-1-2036	3,000,000	2,989,470
New York NY Municipal Water Finance Authority Adjusted Fiscal 2013 Subordinate Series AA-2 (Water & Sewer Revenue, Bank of Tokyo-Mitsubishi SPA) ø	1.76	6-15-2046	4,040,000	4,040,000
New York NY Series F-1 (GO Revenue)	5.00	3-1-2032	1,000,000	1,139,020
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A (Health Revenue)	4.63	7-1-2022	1,500,000	1,567,875
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A (Health Revenue)	5.00	7-1-2019	750,000	774,143
Oyster Bay NY BAN Series A (GO Revenue)	3.50	6-1-2018	1,000,000	1,004,490

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—December 31, 2017

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Oyster Bay NY BAN Series C (GO Revenue)	4.00%	6-1-2018	$1,000,000	$1,006,270
Oyster Bay NY Public Improvement (GO Revenue)	3.00	8-15-2019	875,000	870,196
Suffolk NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2024	500,000	560,325
Westchester County NY Local Development Pace University Series A (Education Revenue)	5.00	5-1-2034	1,000,000	1,110,960
Western Nassau County NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2025	340,000	405,678

				28,282,930

Ohio: 3.37%
Cleveland Cuyahoga County OH Port Authority Economic Development Center For Dialysis Care Project Series A (Health Revenue)	5.00	12-1-2037	2,700,000	2,884,842
Lancaster OH Port Authority (1 Month LIBOR +0.72%) (Utilities Revenue, Royal Bank of Canada SPA) ±	1.63	5-1-2038	3,000,000	3,001,920
Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	620,000	642,692
Ohio Air Quality Development Authority FirstEnergy Generation Series A (Utilities Revenue)	3.75	12-1-2023	3,000,000	1,327,050
Ohio Air Quality Development Authority FirstEnergy Generation Series A (Utilities Revenue)	5.70	8-1-2020	500,000	221,080
Ohio Higher Educational Facility Commission Revenue Hospital Cleveland Clinic Health Series A (Health Revenue)	5.50	1-1-2043	5,000,000	5,000,000
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2035	2,000,000	2,276,660
Ohio Private Activity Bond Series A (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2029	2,070,000	2,392,485
Ohio Water Development Authority Pollution Control FirstEnergy Nuclear Generation Project (Industrial Development Revenue)	3.75	7-1-2033	7,000,000	3,095,120

				20,841,849

Oklahoma: 0.37%
Garfield County OK Educational Facilities Authority Enid Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2027	1,895,000	2,260,204

Oregon: 0.12%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	500,000	532,570
Oregon Facilities Authority Southern Oregon University Project (Education Revenue, AGM Insured)	4.00	7-1-2023	185,000	196,971

				729,541

Pennsylvania: 9.13%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	475,000	502,037
Allegheny County PA Series C-72 (GO Revenue)	5.25	12-1-2032	1,000,000	1,151,410
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A (Utilities Revenue)	2.70	4-1-2035	1,500,000	663,705
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	3.21	11-1-2039	2,000,000	2,035,380
Commonwealth Financing Authority Pennsylvania Series B-1 (Miscellaneous Revenue, AGM Insured)	5.00	6-1-2025	500,000	592,620
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	20,000	20,049

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017	Wells Fargo Managed Account CoreBuilder Shares – Series M	17

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Delaware Valley PA Regional Finance Authority Local Government Series A (Miscellaneous Revenue, Ambac Insured)	5.50%	8-1-2028	$1,400,000	$1,718,038
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2021	660,000	729,095
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2023	760,000	868,718
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2034	5,000,000	5,696,500
Pennsylvania Turnpike Commission Series A-1 (Transportation Revenue)	5.00	12-1-2047	1,000,000	1,166,610
Pennsylvania Turnpike Commission Subordinate Series E (Transportation Revenue)	6.38	12-1-2038	1,000,000	1,276,610
Philadelphia PA Airport Series A (Airport Revenue)	5.00	7-1-2047	1,500,000	1,728,855
Philadelphia PA Authority for Industrial Development Southwest Leadership Academy Series A (Education Revenue)	6.47	11-1-2037	2,500,000	2,503,300
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,147,620
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	230,000	239,741
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A (Miscellaneous Revenue)	5.00	12-1-2025	1,995,000	2,388,913
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	5.00	4-1-2022	450,000	463,833
Philadelphia PA IDA Mariana Bracetti Academy Project (Education Revenue)	6.25	12-15-2021	155,000	166,918
Philadelphia PA IDA National Board of Medical Examiners Project (Miscellaneous Revenue)	5.00	5-1-2026	1,420,000	1,716,198
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	280,000	311,422
Philadelphia PA Public School Building Authority Unrefunded Bond Series A (Miscellaneous Revenue)	5.00	6-1-2036	4,525,000	5,018,678
Philadelphia PA Public School Building Authority Harrisburg School District Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2023	1,710,000	1,970,929
Philadelphia PA Public School Building Authority Prerefunded Bond Series A (Miscellaneous Revenue)	5.00	6-1-2036	190,000	233,696
Philadelphia PA Refunding Bond Series A (GO Revenue)	5.25	7-15-2033	1,000,000	1,146,480
Philadelphia PA School District Series C (GO Revenue)	5.00	9-1-2020	250,000	267,253
Philadelphia PA School District Series E (GO Revenue)	5.25	9-1-2022	1,350,000	1,441,355
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2036	3,000,000	3,319,410
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2037	1,000,000	1,103,330
Philadelphia PA School District Unrefunded Bond Series F (GO Revenue)	5.00	9-1-2030	1,000,000	1,128,720
Philadelphia PA Series A (GO Revenue)	5.00	8-1-2025	1,905,000	2,241,937
Philadelphia PA Water & Sewer Series B (Water & Sewer Revenue)	5.00	7-1-2032	1,145,000	1,340,383
Philadelphia PA Municipal Authority Revenue Refunding Bond City Agreement Juvenile (Miscellaneous Revenue)	5.00	4-1-2033	2,355,000	2,712,159
Reading PA Water Authority Series 2011 (Water & Sewer Revenue)	5.25	12-1-2036	1,250,000	1,388,138
York County PA IDA Philadelphia Electric Company Project Series A (Industrial Development Revenue)	2.55	6-1-2036	6,000,000	6,075,840

				56,475,880

South Carolina: 1.10%
Lexington County SC Health Services District Lexmed Obligated Group (Health Revenue)	5.00	11-1-2022	620,000	702,733
South Carolina Jobs EDA Solid Waste Disposal Repower South Berkeley LLC Project Green Bond (Resource Recovery Revenue) 144A	6.00	2-1-2035	1,500,000	1,474,770
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,078,430
South Carolina Public Service Authority Series C (Miscellaneous Revenue)	5.00	12-1-2030	3,010,000	3,526,366

				6,782,299

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—December 31, 2017

Security name	Interest rate	Maturity date	Principal	Value

Tennessee: 0.79%
Bristol TN Industrial Development Board The Pinnacle Project Series A (Tax Revenue) 144A	5.13%	12-1-2042	$1,800,000	$1,783,656
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Series 2001B-1 (Health Revenue)	1.55	11-15-2030	3,000,000	2,968,680
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	150,000	153,483

				4,905,819

Texas: 6.13%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A (Education Revenue)	7.13	3-1-2044	1,250,000	1,307,025
Arlington TX Permanent Improvement Refunding Bond Series 2016 (GO Revenue)	5.00	8-15-2023	2,940,000	3,411,400
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2044	2,500,000	2,804,825
Clifton TX Higher Educational Finance Corporation International Leadership Series A (Education Revenue)	5.50	8-15-2035	2,000,000	2,149,880
Clifton TX Higher Educational Finance Corporation International Leadership Series A (Education Revenue)	5.75	8-15-2038	1,000,000	1,085,360
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A (Education Revenue)	3.10	12-1-2022	1,545,000	1,568,947
Houston TX Higher Education Finance Corporation Series A (Education Revenue)	4.00	2-15-2022	150,000	155,298
Houston TX (GO Revenue)	5.00	3-1-2029	1,000,000	1,208,990
New Hope Cultural Educational Facilities Finance Corporation Series A (Education Revenue) 144A	5.00	8-15-2026	500,000	517,000
Newark TX Higher Educational Finance Corporation Austin Achieve Public School Incorporated Series A (Education Revenue)	5.00	6-15-2032	750,000	761,625
North Texas Tollway Authority System Series A (Transportation Revenue)	5.00	1-1-2023	3,500,000	4,003,860
North Texas Tollway Authority System Series B (Transportation Revenue)	5.00	1-1-2026	350,000	380,478
Northside TX Independent School District Building Project (GO Revenue)	2.00	8-1-2044	2,000,000	2,005,880
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	1.83	4-1-2040	3,100,000	3,100,000
Port of Houston TX Authority Series D-1 (GO Revenue)	5.00	10-1-2035	2,190,000	2,370,040
Tender Option Bond Trust Receipts/Floater Certificates Series 2015 (Transportation Revenue, Barclays Bank plc LIQ) 144Aø	1.91	7-1-2021	4,215,000	4,215,000
Texas Private Activity Bond Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2033	250,000	283,128
Texas Private Activity Bond Surface Transportation Corporation NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	1,300,000	1,547,936
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	330,000	348,163
Texas Transportation Commission Highway (Miscellaneous Revenue)	5.00	4-1-2028	2,605,000	3,189,536
Upper Trinity TX Regional Water District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2028	750,000	886,965
Upper Trinity TX Regional Water District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2029	500,000	586,915

				37,888,251

Utah: 0.92%
Utah Charter School Finance Authority Christian School Early Light Academy Project (Education Revenue) 144A	4.50	7-15-2027	1,110,000	1,115,972
Utah Charter School Finance Authority Freedom Academy Foundation Project (Education Revenue) 144A	5.25	6-15-2037	4,500,000	4,564,800

				5,680,772

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2017	Wells Fargo Managed Account CoreBuilder Shares – Series M	19

Security name	Interest rate	Maturity date	Principal	Value

Vermont: 0.59%
Burlington VT Airport (Airport Revenue, AGM Insured)	5.00%	7-1-2018	$280,000	$284,544
Burlington VT Airport (Airport Revenue, AGM Insured)	5.00	7-1-2019	100,000	104,637
Vermont Student Assistance Corporation Series B Class A-2 (3 Month LIBOR +3.00%) (Education Revenue) ±	4.50	12-3-2035	500,000	522,040
Vermont Student Assistance Corporation Series B Class B (1 Month LIBOR +1.00%) (Education Revenue) ±	2.36	6-2-2042	2,782,061	2,727,867

				3,639,088

Virgin Islands: 0.66%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A (Tax Revenue)	5.00	10-1-2025	2,500,000	1,562,500
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2039	5,750,000	2,515,625

				4,078,125

Virginia: 0.72%
Virginia Commonwealth Transportation Series A (Transportation Revenue)	5.00	5-15-2028	2,000,000	2,492,180
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project (Transportation Revenue)	5.00	7-1-2034	1,800,000	1,947,960

				4,440,140

Washington: 3.71%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue)	5.00	12-1-2035	5,500,000	6,340,455
King County WA Public Hospital District Series 2016 (GO Revenue)	5.00	12-1-2036	475,000	546,787
Washington HCFR Catholic Health Initiatives Series A (Health Revenue)	5.00	1-1-2029	1,300,000	1,512,498
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) (Health Revenue) ±	2.71	1-1-2035	5,000,000	4,975,450
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) (Health Revenue) ±	3.11	1-1-2035	3,000,000	2,992,650
Washington State Series D (GO Revenue)	5.00	2-1-2037	5,620,000	6,592,429

				22,960,269

Wisconsin: 2.35%
Wisconsin PFA Airport Facilities Series C (Airport Revenue)	5.00	7-1-2042	2,585,000	2,759,358
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.20	8-1-2048	1,000,000	1,106,910
Wisconsin PFA Lease Development KU Campus Development Project (Education Revenue)	5.00	3-1-2046	4,500,000	5,147,055
Wisconsin PFA Pine Lake Preparatory (Education Revenue) 144A	4.95	3-1-2030	1,370,000	1,435,500
Wisconsin PFA Research Triangle High School Project Series 2015-A (Education Revenue) 144A	5.63	7-1-2045	1,790,000	1,832,709
Wisconsin PFA Research Triangle High School Project Series A (Education Revenue) 144A	4.38	7-1-2025	500,000	512,035
Wisconsin PFA Research Triangle High School Project Series A (Education Revenue) 144A	5.38	7-1-2035	1,730,000	1,770,223

				14,563,790

Total Municipal Obligations (Cost $598,158,578)				608,383,346

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—December 31, 2017

Security name	Yield	Shares	Value

Short-Term Investments: 0.36%

Investment Companies: 0.36%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.49%	2,218,109	$2,220,549

Total Short-Term Investments (Cost $2,220,008)			2,220,549

Total investments in securities (Cost $600,378,586)	98.75%	610,603,895
Other assets and liabilities, net	1.25	7,737,567

Total net assets	100.00%	$618,341,462

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Credit Default Swaps

Buy protection

Reference index	Fixed rate paid	Payment frequency	Counterparty		Maturity date	Notional amount	Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Markit CDX North America High Yield Index	5.00%	Quarterly	JPMorgan	¤¤°°	12-20-2022	$22,830,000	$(1,932,051)	$(1,826,064)	$0	$(105,987)

¤¤	Transaction can only be closed with the originating counterparty.

°°	Exchange traded or centrally cleared transaction with counterparty.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net asset value
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	6,601,672	170,596,866	174,980,429	2,218,109	$3,612	$(23)	$54,435	$2,220,549	0.36%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2017	Wells Fargo Managed Account CoreBuilder Shares – Series M	21

Assets
Investments in unaffiliated securities, at value (cost $598,158,578)	$608,383,346
Investments in affiliated securities, at value (cost $2,220,008)	2,220,549
Cash	26,995
Segregated cash for credit default swaps	2,982,298
Receivable for investments sold	1,141,411
Receivable for Fund shares sold	988,305
Receivable for interest	7,051,271
Receivable from manager	7,709

Total assets	622,801,884

Liabilities
Premiums received on credit default swap transactions	1,826,064
Dividends payable	1,766,686
Payable for Fund shares redeemed	761,685
Unrealized losses on credit default swap transactions	105,987

Total liabilities	4,460,422

Total net assets	$618,341,462

NET ASSETS CONSIST OF
Paid-in capital	$609,744,767
Overdistributed net investment income	(1,625)
Accumulated net realized losses on investments	(1,521,002)
Net unrealized gains on investments	10,119,322

Total net assets	$618,341,462

COMPUTATION OF NET ASSET VALUE
Net assets	$618,341,462
Shares outstanding[1]	51,904,373
Net asset value per share	$11.91

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Managed Account CoreBuilder Shares – Series M	Statement of operations—year ended December 31, 2017

Investment income
Interest	$19,869,876
Income from affiliated securities	54,435

Total investment income	19,924,311

Expenses
Custody and accounting fees	19,337
Professional fees	49,314
Registration fees	91,934
Shareholder report expenses	26,110
Trustees’ fees and expenses	20,383
Other fees and expenses	15,372

Total expenses	222,450
Less: Fee waivers and/or expense reimbursements	(222,450)

Net expenses	0

Net investment income	19,924,311

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(601,166)
Affiliated securities	3,612
Futures transactions	79,462
Credit default swap transactions	(94,789)

Net realized losses on investments	(612,881)

Net change in unrealized gains (losses) on:
Unaffiliated securities	20,705,336
Affiliated securities	(23)
Credit default swap transactions	(105,987)

Net change in unrealized gains (losses) on investments	20,599,326

Net realized and unrealized gains (losses) on investments	19,986,445

Net increase in net assets resulting from operations	$39,910,756

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Managed Account CoreBuilder Shares – Series M	23

	Year ended December 31, 2017		Year ended December 31, 2016

Operations
Net investment income		$19,924,311		$14,650,248
Net realized losses on investments		(612,881)		(715,434)
Net change in unrealized gains (losses) on investments		20,599,326		(22,381,618)

Net increase (decrease) in net assets resulting from operations		39,910,756		(8,446,804)

Distributions to shareholders from net investment income		(19,802,652)		(14,649,787)

Capital share transactions	Shares		Shares
Proceeds from shares sold	15,616,924	183,098,308	25,355,522	304,732,701
Payment for shares redeemed	(10,559,184)	(123,912,129)	(8,725,514)	(103,998,208)

Net increase in net assets resulting from capital share transactions		59,186,179		200,734,493

Total increase in net assets		79,294,283		177,637,902

Net assets
Beginning of period		539,047,179		361,409,277

End of period		$618,341,462		$539,047,179

Overdistributed net investment income		$(1,625)		$(74)

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Managed Account CoreBuilder Shares – Series M	Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
	2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.51	$11.96	$11.86	$10.99	$11.61
Net investment income	0.40	0.37	0.41	0.44	0.44
Net realized and unrealized gains (losses) on investments	0.40	(0.45)	0.10	1.00	(0.60)

Total from investment operations	0.80	(0.08)	0.51	1.44	(0.16)
Distributions to shareholders from
Net investment income	(0.40)	(0.37)	(0.41)	(0.44)	(0.43)
Net realized gains	0.00	0.00	0.00	(0.13)	(0.03)

Total distributions to shareholders	(0.40)	(0.37)	(0.41)	(0.57)	(0.46)
Net asset value, end of period	$11.91	$11.51	$11.96	$11.86	$10.99
Total return	7.02%	(0.75)%	4.38%	13.27%	(1.37)%
Ratios to average net assets (annualized)
Gross expenses	0.04%	0.04%	0.07%	0.10%	0.08%
Net expenses	0.00%[1]	0.00%[1]	0.00%[1]	0.00%[1]	0.00%[1]
Net investment income	3.39%	3.05%	3.45%	3.66%	3.94%
Supplemental data
Portfolio turnover rate	19%	15%	21%	37%	56%
Net assets, end of period (000s omitted)	$618,341	$539,047	$361,409	$222,616	$104,914

[1]	The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Managed Account CoreBuilder Shares – Series M	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Managed Account CoreBuilder Shares – Series M (the “Fund”) which is a diversified series of the Trust.

The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC (“Funds Management”), the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker- dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

26	Wells Fargo Managed Account CoreBuilder Shares – Series M	Notes to financial statements

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined

Notes to financial statements	Wells Fargo Managed Account CoreBuilder Shares – Series M	27

to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2017, the aggregate cost of all investments for federal income tax purposes was $600,272,705 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$19,295,334
Gross unrealized losses	(9,070,131)
Net unrealized gains	$10,225,203

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At December 31, 2017, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Overdistributed net investment income	Accumulated net realized losses on investments
$(123,210)	$123,210

As of December 31, 2017, the Fund had capital loss carryforwards which consist of $1,406,502 in short-term capital losses and $155,616 in long-term capital losses.

As of December 31, 2017, the Fund had a qualified late-year ordinary loss of $64,766 which will be recognized on the first day of the following fiscal year.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

28	Wells Fargo Managed Account CoreBuilder Shares – Series M	Notes to financial statements

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$608,383,346	$0	$608,383,346

Short-term investments
Investment companies	2,220,549	0	0	2,220,549
Total assets	$2,220,549	$608,383,346	$0	$610,603,895
Liabilities
Credit default swap contracts	$0	$1,932,051	$0	$1,932,051
Total liabilities	$0	$1,932,051	$0	$1,932,051

Swap contracts consists of unrealized losses and premiums received on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from the sponsors of the wrap-fee programs. Out of these fees, Funds Management pays Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, for its services as the subadviser to the Fund.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Out-of-pocket reimbursements

During the year ended December 31, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $498 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $16,685,000 and $24,400,000 in interfund purchases and sales, respectively, during the year ended December 31, 2017.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended December 31, 2017 were $173,847,265 and $102,282,590, respectively.

Notes to financial statements	Wells Fargo Managed Account CoreBuilder Shares – Series M	29

6. DERIVATIVE TRANSACTIONS

During the year ended December 31, 2017, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the Fund. The Fund also entered into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return.

The volume of the Fund’s derivative activity during the year ended December 31, 2017 was as follows:

Futures contracts
Average notional balance on short futures	$2,517,016
Credit default swaps
Average notional balance	3,815,425

The Fund’s credit default swap may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions. On December 31, 2017, the aggregate fair value of credit defaults swap with net asset contingent features that were in a liability position amounted to $1,932,051.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
JPMorgan	$1,932,051	$0	$(1,932,051)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the year ended December 31, 2017, there were no borrowings by the Fund under the agreement.

30	Wells Fargo Managed Account CoreBuilder Shares – Series M	Notes to financial statements

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2017 and December 31, 2016 were as follows:

	Year ended December 31
	2017	2016
Ordinary income	$0	$234,568
Tax-exempt income	19,802,652	14,415,219

As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized gains	Late-year ordinary losses deferred	Capital loss carryforward
$1,765,062	$10,225,203	$(64,766)	$(1,562,118)

9. CONCENTRATION RISK

Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of December 31, 2017, two unaffiliated shareholders owned 76% of the Fund and an affiliate of Wells Fargo owned 11% of the Fund.

10. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Managed Account CoreBuilder Shares – Series M	31

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Wells Fargo Managed Account CoreBuilder Shares-Series M (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, including the portfolio of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies, however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.

Boston, Massachusetts

February 26, 2018

32	Wells Fargo Managed Account CoreBuilder Shares – Series M	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended December 31, 2017.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-888-877-9275, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	33

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Peter G. Gordon*** (Born 1942)	Trustee, since 1998; Chairman, from 2005 to 2017	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

34	Wells Fargo Managed Account CoreBuilder Shares – Series M	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell**** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny***** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Peter Gordon retired on December 31, 2017.

****	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

*****	Timothy Penny became Chairman effective January 1, 2018.

******	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	35

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-888-877-9275 or by visiting the website at wellsfargofunds.com.

36	Wells Fargo Managed Account CoreBuilder Shares – Series M	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

Attn: Managed Account Services

P.O. Box 1450

Milwaukee, WI 53201

Email: MAS@wellsfargo.com

Website: wellsfargofunds.com

Managed Account Services: 1-800-368-0627

Sales Support Inquiries: 1-800-368-1683

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

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© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

308050 02-18 SACBM/AR130 12-17

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended December 31, 2017	Fiscal year ended December 31, 2016
Audit fees	$32,330	$32,300
Audit-related fees	—	—
Tax fees (1)	2,420	2,325
All other fees	—	—

	$34,750	$34,625

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date: February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date: February 26, 2018

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: February 26, 2018